Commitments, Contingencies and Off-Balance-Sheet Risk - Contractual Amount of Financial Instruments with Off-Balance-Sheet Risk (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fixed Rate	$ 9,609	$ 12,084
Variable Rate	183,847	174,827
Lines of Credit and Construction Loans [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fixed Rate	9,405	11,866
Variable Rate	160,718	151,332
Overdraft Protection [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fixed Rate	4	18
Variable Rate	22,122	21,084
Letters of Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fixed Rate	200	200
Variable Rate	$ 1,007	$ 2,411